Taxation - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Loss before income tax	€ (46,309)	€ (109,778)	€ (304,656)
Income tax expense at statutory tax rate, Amount	€ 11,948	€ 28,323	€ 78,601
Income tax expense at statutory tax rate, Percent	(25.80%)	(25.80%)	(25.80%)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions, Amount	€ 308	€ 31	€ 165
Impact of different tax rates of local jurisdictions, Percentage	(0.70%)	0.00%	(0.10%)
Non-taxable income, Amount	€ 7,112	€ 96	€ 7,987
Non-taxable income, Percentage	(15.40%)	(0.10%)	(2.60%)
Non-deductible expenses, Amount	€ (1,232)	€ (8,387)	€ (68,372)
Non-deductible expenses, Percentage	2.70%	7.60%	22.40%
Temporary differences for which no deferred tax is recognized, Amount	€ (8,894)	€ (9,305)	€ (2,412)
Temporary differences for which no deferred tax is recognized, Percentage	19.20%	8.50%	0.80%
Adjustments in respect of current income tax of previous years	€ (575)	€ (34)	€ (64)
Adjustments previous year	1.20%	0.00%	0.00%
(De)recognition of (un)recognized deferred tax assets, Amount	€ (7,160)	€ (11,152)	€ (16,464)
(De)recognition of (un)recognized deferred tax assets, Percentage	15.50%	10.20%	5.40%
Other, Amount	€ 187	€ (76)	€ (77)
Other, Percentage	(0.40%)	0.10%	0.00%
Income tax expense	€ 1,694	€ (504)	€ (636)
Effective tax (rate), Percentage	(3.70%)	0.50%	0.20%